Long-Term Debt, net	12 Months Ended
Dec. 31, 2023
Long-Term Debt, net
Long-Term Debt, net

10. Long-Term Debt, net

Long-term debt consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	December 31, 2023	December 31, 2022
BNP Paribas/Credit Agricole $130 mil. Facility	$100,000	$120,000
Alpha Bank $55.25 mil. Facility	47,750	55,250
Citibank $382.5 mil. Revolving Credit Facility	—	—
Senior unsecured notes	262,766	262,766
Total long-term debt	$410,516	$438,016
Less: Deferred finance costs, net	(6,342)	(8,076)
Less: Current portion	(21,300)	(27,500)
Total long-term debt net of current portion and deferred finance cost	$382,874	$402,440

10. Long-Term Debt, net (Continued)

In May 2022, the Company early extinguished $270.0 million of the outstanding Natwest loan principal of the Citibank/Natwest $815 mil. Facility, which reduced the future quarterly instalments of the remaining Citibank facility to $12.9 million and the balloon payment at maturity was reduced to $309.0 million. Additionally, the reference to LIBOR was replaced with daily non-cumulative compounded secured overnight financing rate administered and published by the Federal Reserve Bank of New York (“SOFR”) plus credit spread adjustment. In the second quarter of 2022, the Company also early extinguished (i) $43.0 million loan outstanding with Macquarie Bank (ii) $20.6 million loan outstanding with Eurobank and (iii) $9.8 million loan outstanding with SinoPac.

In June 2022, the Company drew down $130.0 million of senior secured term loan facility from BNP Paribas and Credit Agricole, which is secured by six 5,466 TEU sister vessels acquired in 2021. This facility is repayable in eight quarterly instalments of $5.0 million, twelve quarterly instalments of $1.9 million together with a balloon payment of $67.2 million payable over five-year term. The facility bears interest at SOFR plus a margin of 2.16% as adjusted by the sustainability margin adjustment.

In December 2022, the Company early extinguished the remaining $437.75 million of the Citibank/Natwest $815 mil. Facility and replaced it with Citibank of up to $382.5 mil. Revolving Credit Facility, out of which nil was drawn down as of December 31, 2023 and 2022, and with Alpha Bank $55.25 mil. Facility, which was drawn down in full and outstanding as of December 31, 2023 and 2022. Citibank $382.5 mil. Revolving Credit Facility is reducing and repayable over 5 years in 20 quarterly reductions of $11.25 million each together with a final reduction of $157.5 million at maturity in December 2027. This facility bears interest at SOFR plus a margin of 2.0% and commitment fee of 0.8% on any undrawn amount and is secured by sixteen of the Company’s vessels. Alpha Bank $55.25 mil. Facility is repayable over 5 years with 20 consecutive quarterly instalments of $1.875 million each, together with a balloon payment of $17.75 million at maturity in December 2027. This facility bears interest at SOFR plus a margin of 2.3% and is secured by two of the Company’s vessels.

The above debt extinguishments and the extinguishment of the Oriental Fleet leaseback arrangements (see Note 5 “Fixed Assets, net & Advances for Vessels under Construction”) resulted in a total net loss on debt extinguishment of $2.3 million in the year ended December 31, 2023, net gain on debt extinguishment of $4.4 million in the year ended December 31, 2022 compared to total net gain on debt extinguishment of $111.6 million related to the debt refinancing on April 12, 2021. The Company incurred interest expense amounting to $35.7 million (including interest on leaseback obligations), out of which $17.4 million was capitalized in the year ended December 31, 2023 compared to $55.7 million of interest expense incurred (including interest on leaseback obligations), out of which $5.0 million was capitalized in the year ended December 31, 2022 and $53.1 million of interest expense incurred (including interest on leaseback obligations) and none capitalized in the year ended December 31, 2021. Total interest paid, net of amounts capitalized (including interest on leaseback obligations) during the years ended December 31, 2023, 2022 and 2021 was $18.1 million, $54.0 million and $42.8 million, respectively. The weighted average interest rate on long-term borrowings (including leaseback obligations) for the years ended December 31, 2023, 2022 and 2021 was 7.8%, 5.3% and 4.4%, respectively. As of December 31, 2023, there was a $337.5 million remaining borrowing availability under the Company’s Citibank $382.5 mil. Revolving Credit Facility.

Alpha Bank $55.25 mil. Facility and Citibank $382.5 mil. Revolving Credit Facility contain a requirement to maintain minimum fair market value of collateral vessels to loan value coverage of 120% and the BNP Paribas/Credit Agricole $130 mil. Facility of 125%. Additionally, these facilities require to maintain the following financial covenants:

(i)	minimum liquidity of $30.0 million;
(ii)	maximum consolidated debt (less cash and cash equivalents) to consolidated EBITDA ratio of 6.5x; and
(iii)	minimum consolidated EBITDA to net interest expense ratio of 2.5x.

Each of the credit facilities except for Senior unsecured notes are collateralized by first preferred mortgages over the vessels financed, general assignment of all hire freights, income and earnings, the assignment of their insurance policies, as well as any proceeds from the sale of mortgaged vessels, stock pledges and benefits from corporate guarantees. The Company was in compliance with the financial covenants contained in the credit facilities agreements as of December 31, 2023 and December 31, 2022. Twenty-four of the Company’s vessels having a net carrying value of $1,522.1 million as of December 31, 2023, were subject to first preferred mortgages as collateral to the Company’s credit facilities other than Senior unsecured notes.

10. Long-Term Debt, net (Continued)

On February 11, 2021, the Company issued in a private placement, $300.0 million aggregate principal amount of senior unsecured notes, which bear interest at a fixed rate of 8.50% per annum and mature on March 1, 2028. At any time on or after March 1, 2024, March 1, 2025 and March 1, 2026 the Company may elect to redeem all or any portion of the notes, respectively, at a price equal to 104.25%, 102.125% and 100%, respectively, of the principal amount being redeemed. Prior to March 1, 2024 the Company may redeem up to 35% of the aggregate principal of the notes from equity offering proceeds at a price equal to 108.50% within 90 days after the equity offering closing. In December 2022, the Company repurchased $37.2 million aggregate principal amount of its unsecured senior notes in a privately negotiated transaction. Interest payments on the notes are payable semi-annually commencing on September 1, 2021. $9.0 million of bond issuance costs were deferred over the life of the bond and recognized through the effective interest method.

Principal Payments

The scheduled debt maturities of long-term debt subsequent to December 31, 2023 are as follows (in thousands):

Principal
Payments due by period ended	repayments
December 31, 2024	21,300
December 31, 2025	15,100
December 31, 2026	15,100
December 31, 2027	96,250
March 1, 2028	262,766
Total long-term debt	$410,516

2021 Refinancing

On April 12, 2021, the Company consummated the refinancing of the existing 2018 credit facilities. The Company utilized the proceeds from the new $815 million facility with Citibank/NatWest, the proceeds from the new $135 million sale and leaseback agreement with Oriental Fleet and the net proceeds amounting to $294.4 million from the $300 million Senior Notes, to refinance the existing 2018 credit facilities. The Citibank/Natwest $815 million senior secured credit facility with four-year term was repayable in sixteen quarterly instalments of $20.4 million starting from July 12, 2021 together with a balloon payment of $489.0 million at maturity. The credit facility bore interest at LIBOR plus a margin of 2.50%.

The Company fully repaid Sinosure Cexim – Citibank – ABN Amro facility on March 18, 2021. The vessels CMA CGM Tancredi, CMA CGM Samson and CMA CGM Bianca previously mortgaged by this facility, together with CMA CGM Melisande and CMA CGM Attila, were refinanced through a $135 million sale and leaseback arrangement with Oriental Fleet on April 12, 2021.

Additionally, on July 1, 2021, the Company assumed outstanding principal of a Eurobank facility from Gemini related to the vessels Belita, Leo C and Catherine C. The assumed balance of $23.1 million was payable in thirteen consecutive quarterly instalments and a balloon payment of $13.5 million payable through August 2024 - see also Note 3 “Investments in Affiliates”.

The outstanding loan balances, exit fees and deferred financing fees related to the lenders (other than Citibank and Natwest (Royal Bank of Scotland)) under the Company’s existing 2018 credit facilities were fully repaid and accounted for under the extinguishment accounting.

10. Long-Term Debt, net (Continued)

The present value of the cash flows for the Citibank and Natwest (Royal Bank of Scotland) facilities were not substantially different from the present value of the remaining cash flows under the terms of the original instruments prior to the debt refinancing for each of the lenders, and, as such, the Company accounted for the debt refinancing as a modification. Legal and other fees related to the refinancing of $2.3 million were recorded in the income statement under the gain on debt extinguishment and $15.6 million of loan arrangement fees were deferred over the life of the facility and recognized through the new effective interest method. Additional fees related to Citibank and Natwest (Royal Bank of Scotland) amounting to $12.0 million at the date of the refinancing, replaced the existing accrued exit fees due under the existing 2018 credit facilities and were payable in eight quarterly instalments. There is no remaining outstanding amount as of December 31, 2022, as these additional fees were paid together with the early extinguishment of these facilities in 2022.

Accumulated accrued interest related to the prior HSH Nordbank AG - Aegean Baltic Bank - Piraeus Bank $382.5 mil. Facility amounting to $75.3 million as of April 12, 2021 and which was fully refinanced, will no longer require any future cash interest payments and therefore, was recognized in the income statement under the gain on debt extinguishment. Accumulated accrued interest related to the Royal Bank of Scotland $475.5 mil. Facility, which was refinanced by the Natwest part of the Citibank/Natwest facility was partially extinguished and accounted for under modification accounting resulting in a gain of $35.6 million related to the accumulated accrued interest that will not require any future cash interest payments. The remaining amount of $33.3 million as of April 12, 2021 continued to be recognized in the income statement until May 2022 when all the remaining outstanding Natwest loan principal of the Citibank/Natwest $815 mil. Facility was early extinguished and then remaining amount of the accumulated accrued interest of $26.9 million was recognized in the gain on debt extinguishment. The 2021 Refinancing resulted in a total net gain on debt extinguishment of $111.6 million separately recognized in the Consolidated Statement of Income in the year ended December 31, 2021.